Fixed assets - Property, plant and equipment - Networks and terminals (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 29,075	€ 28,423	€ 27,119	€ 27,693	€ 26,665
Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 25,825	€ 25,137		€ 23,962
Wireline access network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	56.00%	55.00%		52.00%
Wireless access network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	25.00%	25.00%		26.00%
Core and transmission network [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	14.00%	15.00%		15.00%
Terminals, customer-premises equipment and payphones [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment (as a percent)	5.00%	5.00%		6.00%